Commitments And Contingencies (Contractual Commitments For Prepayment And Purchase Of Flight Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 item
Capital Expenditures [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Number of forward orders	351
Number of sales-leaseback transactions	29
Number of spare engines under commitments to purchase	17
Flight Equipment Held For Operating Leases [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2015	3,224,985
2016	4,099,950
2017	4,995,867
2018	4,962,441
2019	3,029,728
Thereafter	4,012,120
Total	24,325,091
Flight Equipment Held For Operating Leases [Member] | Capital Expenditures [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2015	2,772,193
2016	3,457,023
2017	4,343,948
2018	4,531,870
2019	2,749,924
Thereafter	3,892,854
Total	21,747,812
Flight Equipment Held For Operating Leases [Member] | Pre-Delivery Payments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2015	452,792
2016	642,927
2017	651,919
2018	430,571
2019	279,804
Thereafter	119,266
Total	2,577,279